PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Actuarial Assumptions)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans | Bottom of range
Disclosure of actuarial assumptions [line items]
Actuarial assumption of discount rates	2.50%	2.40%	2.20%
Actuarial assumption of expected rates of inflation	1.50%	1.50%	1.50%
Actuarial assumption of expected rates of salary increases	2.50%	2.50%	2.50%
Defined benefit pension plans | Top of range
Disclosure of actuarial assumptions [line items]
Actuarial assumption of discount rates	7.20%	7.30%	7.30%
Actuarial assumption of expected rates of inflation	3.50%	3.50%	3.50%
Actuarial assumption of expected rates of salary increases	4.00%	4.00%	4.00%
Non-pension benefit plans | Bottom of range
Disclosure of actuarial assumptions [line items]
Actuarial assumption of discount rates	3.90%	3.70%	4.10%
Actuarial assumption of expected rates of salary increases	2.50%	2.50%	2.50%
Actuarial assumption of medical cost trend rates	5.30%	5.30%	5.30%
Non-pension benefit plans | Top of range
Disclosure of actuarial assumptions [line items]
Actuarial assumption of discount rates	7.40%	7.10%	7.30%
Actuarial assumption of expected rates of salary increases	4.00%	4.00%	4.00%
Actuarial assumption of medical cost trend rates	6.90%	6.90%	6.90%